CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Total revenues	¥ 1,627,257,689	$ 229,194,451	¥ 1,469,074,275	¥ 1,967,815,019
Cost of revenues	947,438,814	133,443,966	1,066,512,951	1,312,516,298
Selling and marketing expenses	71,618,033	10,087,189	68,490,439	103,756,493
Interest income	41,371,162	5,827,006	48,105,125	60,659,015
Related party
Cost of revenues	1,574,642	221,784	299,861	1,722,351
Selling and marketing expenses	1,276,474	179,788	6,163,675	9,087,960
Interest income	465,500	65,564	12,333	544,352
Leased-and-operated revenue
Total revenues	787,814,342	110,961,329	700,022,649	963,727,199
Leased-and-operated revenue | Related party
Total revenues	82,396	11,605	112,847	331,558
Franchised-and-managed revenue
Total revenues	705,244,948	99,331,673	588,463,368	782,572,078
Franchised-and-managed revenue | Related party
Total revenues	788,179	111,013	1,285,068	1,251,888
Wholesale and others
Total revenues	134,198,399	18,901,449	180,588,258	221,515,742
Wholesale and others | Related party
Total revenues	¥ 1,757,629	$ 247,557	¥ 0	¥ 756,899